Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS
Accounts receivables	$ 72,141	$ 85,873	$ 21,708
Other receivables, prepayments and deposits	12,818	35,270	84,994
Amount due from related parties	73,918	288,056	382,384
Cash and cash equivalents	14,572	36,304	303,796
Total Current Assets	173,449	445,503	792,882
NON-CURRENT ASSETS
Plant and equipment, net	254,002	145,853	177,743
Operating lease right-of-use assets, net	203,401
Investment, net	12,718	12,741	677
Total Non-Current Assets	470,121	158,594	178,420
TOTAL ASSETS	643,570	604,097	971,302
CURRENT LIABILITIES
Accounts payables	179,555	82,887	755
Other payables and accrued liabilities	268,513	210,468	81,872
Operating lease liabilities, current	51,062
Deferred Income, net	232,387	127,403	188,342
Amount due to a director	33,265	7,998	3,128
Amount due to related parties	68,931	6,075	622
Total Current Liabilities	833,713	434,831	274,719
NON-CURRENT LIABILITY
Operating lease liabilities, non-current	152,339
TOTAL LIABILITIES	986,052	434,831	274,719
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 200,000,000 shares authorised, None issued and outstanding
Common stock, value	11,209	11,209	11,209
Additional paid-in capital	1,328,041	1,328,041	1,328,041
Accumulated other comprehensive loss	(62,270)	(52,401)	(26,761)
Accumulated losses	(1,602,141)	(1,101,017)	(613,294)
Non-controlling interest	(17,321)	(16,566)	(2,612)
TOTAL STOCKHOLDERS' EQUITY	(342,482)	169,266	696,583
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 643,570	$ 604,097	$ 971,302